Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions		Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024
Credit spread plus interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		$ 13.5	$ 14.3	$ 9.8
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	9.0	12.0	6.1
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		10.2	8.6	7.3
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		4.6	8.2	5.1
Foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		2.8	1.4	2.4
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		4.1	2.5	3.8
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk				3.1
Diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		(12.9)	(14.3)	(15.1)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		12.1	12.1	9.1
Weighted average [member] | Credit spread plus interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		14.3	14.2	12.7
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	11.1	12.4	7.7
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		11.2	12.8	13.7
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		4.1	6.1	4.6
Weighted average [member] | Foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		2.8	2.0	2.1
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		3.4	2.8	2.1
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk				3.0
Weighted average [member] | Diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		(11.5)	(11.0)	(10.6)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		13.1	$ 14.1	$ 13.9
Top of range [member] | Credit spread plus interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		17.5
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	14.0
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		15.6
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		8.4
Top of range [member] | Foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		5.7
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		4.9
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		18.3
Bottom of range [member] | Credit spread plus interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		12.2
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	8.2
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		8.5
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		2.5
Bottom of range [member] | Foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		1.1
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		2.3
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		$ 9.7

[1]	Effective November 1, 2024, credit spread VaR also captures issuer-specific credit spread volatility which was previously included in debt specific VaR.